UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544
or
 Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
MONEY MARKET PORTFOLIO
FORM N-Q
JULY 31, 2009

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS† — 100.2%
Certificates of Deposit — 35.9%
	Bank of America N.A.:
$5,000,000	0.450% due 9/10/09	$5,000,000
5,000,000	0.480% due 10/15/09	5,000,000
5,000,000	0.980% due 11/10/09	5,000,000
15,000,000	Bank of Montreal, 0.270% due 8/24/09	15,000,000
	Bank of Nova Scotia:
7,000,000	0.690% due 11/12/09	7,000,000
5,000,000	0.490% due 12/16/09	5,000,000
2,000,000	0.900% due 6/4/10	2,000,000
	BNP Paribas NY Branch:
9,500,000	1.100% due 10/19/09	9,500,000
3,500,000	0.520% due 12/8/09	3,500,000
	Canadian Imperial Bank:
5,000,000	1.000% due 8/3/09	5,000,000
10,000,000	0.300% due 11/2/09	10,000,000
5,000,000	Citibank N.A., 0.700% due 8/13/09	5,000,000
5,000,000	Commerzbank AG, 0.620% due 8/26/09	5,000,032
	Deutsche Bank AG NY:
5,000,000	0.310% due 11/2/09	5,000,000
10,000,000	0.500% due 1/4/10	10,000,000
3,000,000	Nordea Bank Finland PLC, 1.070% due 5/21/10	3,000,000
	Rabobank Nederland NY:
5,000,000	1.010% due 9/4/09	5,000,088
10,000,000	0.550% due 12/1/09	10,000,995
3,000,000	0.500% due 12/16/09	3,000,000
	Royal Bank of Canada:
5,000,000	1.000% due 9/9/09	5,000,000
10,000,000	0.410% due 1/11/10	10,000,000
	Societe Generale NY:
10,000,000	0.420% due 12/8/09	10,000,000
5,000,000	0.500% due 2/1/10	5,000,000
	State Street Bank & Trust Co.:
5,000,000	0.500% due 8/11/09	5,000,111
10,000,000	0.220% due 8/20/09	10,000,000
	Svenska Handelsbanken AB:
10,000,000	0.350% due 9/4/09	10,000,000
5,000,000	0.855% due 11/4/09	5,000,129
	Toronto Dominion Bank NY:
10,000,000	1.150% due 8/14/09	10,000,451
5,000,000	1.350% due 11/25/09	5,011,796
3,000,000	0.500% due 12/3/09	3,000,000
	UBS AG Stamford Branch:
5,000,000	0.755% due 11/24/09	5,000,000
6,000,000	1.350% due 12/4/09	6,000,000
5,000,000	Unicredito Italiano SpA, 0.700% due 10/26/09	5,000,000
10,000,000	Westpac Banking Corp., 1.030% due 9/10/09	9,999,787

	Total Certificates of Deposit	222,013,389

Certificates of Deposit (Euro) — 4.1%
	Credit Agricole SA:
5,000,000	0.500% due 1/22/10	5,000,000
5,000,000	0.850% due 3/12/10	5,000,000
	ING Bank:
5,000,000	0.710% due 11/6/09	5,000,132
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

Certificates of Deposit (Euro) — 4.1% (continued)
$10,000,000	0.730% due 11/12/09	$10,000,280

	Total Certificates of Deposit (Euro)	25,000,412

Commercial Paper — 30.1%
	ANZ National International Ltd.:
5,000,000	0.782% due 8/10/09 (a)(b)	4,999,242
5,000,000	1.064% due 8/28/09 (b)(c)	5,000,417
15,000,000	Banco Bilbao Vizcaya, 0.850% due 8/17/09 (a)(b)	14,995,053
3,000,000	Bank of America Corp., 0.200% due 8/3/09 (a)	3,000,000
	BNZ International Funding Ltd.:
10,000,000	0.963% due 8/3/09 (a)(b)	10,000,000
5,000,000	1.003% due 8/14/09 (a)(b)	4,998,472
10,000,000	Caisse D’amortissement, 0.501% due 12/10/09 (a)	9,982,083
15,000,000	CBA (Delaware) Finance Inc., 0.340% due 9/4/09 (a)	14,995,467
5,000,000	Commerzbank U.S. Finance, 0.601% due 9/10/09 (a)	4,996,833
10,000,000	Conocophillips, 0.170% due 8/3/09 (a)(b)	10,000,000
10,000,000	Danske Corp., 0.250% due 8/21/09 (a)(b)	9,998,750
450,000	Deutsche Bank Financial LLC, 0.501% due 1/4/10 (a)	449,038
	General Electric Capital Corp.:
3,000,000	0.180% due 8/3/09 (a)	3,000,000
10,000,000	0.270% due 9/8/09 (a)	9,997,300
	JPMorgan Chase Funding Inc.:
5,000,000	0.220% due 8/20/09 (a)(b)	4,999,481
10,000,000	0.501% due 10/19/09 (a)(b)	9,989,306
10,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.160% due 8/3/09 (a)	10,000,000
5,900,000	Nordea North America Inc., 0.200% due 8/4/09 (a)	5,899,967
5,000,000	Santander Central Hispano, 0.501% due 11/18/09 (a)	4,992,569
5,000,000	Swedish Export Credit, 0.541% due 12/17/09 (a)	4,989,800
10,000,000	Total Fina Elf Capital, 0.150% due 8/3/09 (a)(b)	10,000,000
13,911,000	Toyota Motor Credit Corp., 0.180% due 8/3/09 (a)	13,911,000
7,000,000	UBS Finance Delaware LLC, 0.190% due 8/3/09 (a)	7,000,000
8,000,000	United Technologies, 0.150% due 8/3/09 (a)(b)	8,000,000

	Total Commercial Paper	186,194,778

FDIC Backed Commercial Paper — 0.8%
5,000,000	General Electric Capital Corp., 0.753% due 8/3/09 (a)	5,000,000

Supranational/Sovereign — 0.8%
5,000,000	Inter-American Development Bank, Discount Notes, 0.451% due 9/17/09 (a)	4,997,187

Time Deposits — 7.8%
13,000,000	Abbey National Treasury Grand Cayman Services, 0.160% due 8/3/09	13,000,000
5,000,000	BNP Paribas Grand Cayman, 0.180% due 8/3/09	5,000,000
8,000,000	Calyon Grand Cayman, 0.190% due 8/3/09	8,000,000
8,000,000	Citibank U.S., 0.200% due 8/3/09	8,000,000
8,000,000	Commerzbank Grand Cayman, 0.180% due 8/3/09	8,000,000
3,000,000	Royal Bank of Canada, 0.170% due 8/3/09	3,000,000
3,000,000	Societe Generale Grand Cayman, 0.190% due 8/3/09	3,000,000

	Total Time Deposits	48,000,000

U.S. Government Agencies — 12.6%
	Federal Farm Credit Bank (FFCB), Discount Notes:
13,000,000	0.531% due 8/27/09 (a)	12,995,407
10,000,000	0.733% due 10/5/09 (a)	9,987,225
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
10,000,000	0.190% - 0.200% due 8/10/09 (a)(d)	9,999,621
5,000,000	0.240% due 10/5/09 (a)(d)	4,997,900
See Notes to Schedule of Investments.

Legg Mason Partners Variable Money Market Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount	Security	Value

U.S. Government Agencies — 12.6% (continued)
$20,000,000	0.250% due 11/16/09 (a)(d)	$19,985,417
10,000,000	0.250% due 11/23/09 (a)(d)	9,992,222
10,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.351% due 12/28/09 (a)(d)	9,985,708

	Total U.S. Government Agencies	77,943,500

U.S. Treasury Bills — 4.9%
	U.S. Treasury Bills:
10,000,000	0.496% due 8/27/09 (a)	9,996,700
5,000,000	0.185% due 9/24/09 (a)	4,998,664
5,000,000	0.648% due 11/19/09 (a)	4,990,325
5,000,000	0.709% due 12/17/09 (a)	4,986,683
5,000,000	0.543% due 6/10/10 (a)	4,976,675

	Total U.S. Treasury Bills	29,949,047

Repurchase Agreement — 3.2%
19,999,000	Barclays Capital Inc. tri-party repurchase agreement dated 7/31/09, 0.200% due 8/3/09; Proceeds at maturity — $19,999,333; (Fully collateralized by U.S. government obligation, 4.250% due 8/15/15; Market value — $20,399,086)	19,999,000

	TOTAL INVESTMENTS — 100.2% (Cost — $619,097,313#)	619,097,313
	Liabilities in Excess of Other Assets — (0.2)%	(1,303,693)

	TOTAL NET ASSETS — 100.0%	$617,793,620

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Money Market Portfolio (the “Portfolio”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.
The Portfolio has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
   The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

OTHER
		SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
	PRICES	INPUTS	INPUTS
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL

Short-term Investments †	—	$619,097,313	—	$619,097,313

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Credit and Market Risk. Investments in structured securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Notes to Schedule of Investments (unaudited) (continued)
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
The Portfolio may not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2009